UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
The New Economy Fund, Class R-6	9,926,963	$360,647
New Perspective Fund, Class R-6	14,501,217	539,445
New World Fund, Inc., Class R-6	6,725,235	359,934
		1,260,026
Growth-and-income funds 30%
Capital World Growth and Income Fund, Class R-6	11,890,274	538,273
Total investment securities 100% (cost: $1,767,106,000)		1,798,299
Other assets less liabilities 0%		(629)
Net assets 100%		$1,797,670
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$43,982
Gross unrealized depreciation on investment securities	(14,606)
Net unrealized appreciation on investment securities	29,376
Cost of investment securities	1,768,923
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 9

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 70%	Shares	Value (000)
AMCAP Fund, Class R-6	44,327,205	$1,204,370
EuroPacific Growth Fund, Class R-6	21,888,991	1,019,589
SMALLCAP World Fund, Inc., Class R-6	13,152,684	611,469
		2,835,428
Growth-and-income funds 30%
Fundamental Investors, Class R-6	22,476,745	1,202,955
Total investment securities 100% (cost: $3,924,112,000)		4,038,383
Other assets less liabilities 0%		(1,550)
Net assets 100%		$4,036,833
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$113,014
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	113,014
Cost of investment securities	3,925,369
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 9

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
The Growth Fund of America, Class R-6	27,674,185	$1,198,016
Growth-and-income funds 40%
Capital World Growth and Income Fund, Class R-6	26,470,391	1,198,314
The Investment Company of America, Class R-6	32,422,879	1,187,326
		2,385,640
Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	24,706,917	1,478,956
Fixed income funds 15%
Capital World Bond Fund, Class R-6	43,707,460	894,255
Total investment securities 100% (cost: $5,702,420,000)		5,956,867
Other assets less liabilities 0%		(2,222)
Net assets 100%		$5,954,645
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
Capital World Bond Fund, Class R-6	38,079,140	5,740,975	112,655	43,707,460	$11,020	$894,255
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$253,546
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	253,546
Cost of investment securities	5,703,321
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 9

American Funds Balanced PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
New Perspective Fund, Class R-6	27,762,743	$1,032,774
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	11,309,540	511,983
Washington Mutual Investors Fund, Class R-6	12,221,797	502,683
		1,014,666
Equity-income and Balanced funds 40%
American Balanced Fund, Class R-6	40,253,685	1,009,160
American Funds Global Balanced Fund, Class R-6	33,363,927	1,013,596
		2,022,756
Fixed income funds 20%
The Bond Fund of America, Class R-6	76,715,138	1,010,338
Total investment securities 100% (cost: $4,811,125,000)		5,080,534
Other assets less liabilities 0%		(2,129)
Net assets 100%		$5,078,405
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American Funds Global Balanced Fund, Class R-6	26,894,799	6,469,128	—	33,363,927	$13,146	$1,013,596
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$267,985
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	267,985
Cost of investment securities	4,812,549
American Funds Portfolio Series — American Funds Balanced Portfolio — Page 4 of 9

American Funds Income PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	20,048,326	$748,003
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	15,649,878	936,802
The Income Fund of America, Class R-6	43,062,365	934,884
		1,871,686
Fixed income funds 30%
American High-Income Trust, Class R-6	56,112,519	561,686
U.S. Government Securities Fund, Class R-6	39,494,077	562,396
		1,124,082
Total investment securities 100% (cost: $3,578,521,000)		3,743,771
Other assets less liabilities 0%		(1,429)
Net assets 100%		$3,742,342
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at (000)
U.S. Government Securities Fund, Class R-6	43,703,109	7,589,927	11,798,959	39,494,077	$6,197	$562,396
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$221,288
Gross unrealized depreciation on investment securities	(59,419)
Net unrealized appreciation on investment securities	161,869
Cost of investment securities	3,581,902
American Funds Portfolio Series — American Funds Income Portfolio — Page 5 of 9

American Funds Tax-Advantaged Income PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	6,058,563	$274,271
Washington Mutual Investors Fund, Class R-6	6,543,791	269,146
		543,417
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	16,602,354	269,124
The Tax-Exempt Bond Fund of America, Class R-6	20,083,892	269,125
		538,249
Total investment securities 100% (cost: $1,025,309,000)		1,081,666
Other assets less liabilities 0%		(472)
Net assets 100%		$1,081,194
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
American High-Income Municipal Bond Fund, Class R-6	12,970,358	3,659,009	27,013	16,602,354	$7,134	$269,124
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$55,833
Gross unrealized depreciation on investment securities	—
Net unrealized appreciation on investment securities	55,833
Cost of investment securities	1,025,833
American Funds Portfolio Series — American Funds Tax-Advantaged Income Portfolio — Page 6 of 9

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
The Bond Fund of America, Class R-6	17,636,373	$232,271
Intermediate Bond Fund of America, Class R-6	33,957,754	464,542
Short-Term Bond Fund of America, Class R-6	46,407,800	464,542
		1,161,355
Total investment securities 100% (cost: $1,152,903,000)		1,161,355
Other assets less liabilities 0%		(505)
Net assets 100%		$1,160,850
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
Short-Term Bond Fund of America, Class R-6	35,637,520	11,473,841	703,561	46,407,800	$3,369	$464,542
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,805
Gross unrealized depreciation on investment securities	(656)
Net unrealized appreciation on investment securities	7,149
Cost of investment securities	1,154,206
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 7 of 9

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2016
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	17,678,402	$283,562
The Tax-Exempt Bond Fund of America, Class R-6	9,069,134	121,526
		405,088
Total investment securities 100% (cost: $402,945,000)		405,088
Other assets less liabilities 0%		(115)
Net assets 100%		$404,973
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	13,293,797	5,180,802	796,197	17,678,402	$4,430	$283,562
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$3,177
Gross unrealized depreciation on investment securities	(2,065)
Net unrealized appreciation on investment securities	1,112
Cost of investment securities	403,976
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 8 of 9

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2016, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-900-0916O-S54179	American Funds Portfolio Series — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: September 28, 2016

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2016